INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021
INCOME TAXES
Provision for income tax rate	$ 51,295,890	$ 39,293,597
PRC statutory tax	25.00%	25.00%
Deferred tax assets	$ 24,299,486	$ 20,836,408
Unrecognized tax benefits	0		$ 0
Undistributed earnings	$ 0	$ 0